Subordinated liabilities - Narrative (Details) € in Millions, £ in Millions, zł in Millions, R$ in Millions, CLF in Millions, $ in Millions															1 Months Ended				12 Months Ended
	Jul. 20, 2022 EUR (€) subordinated_issue	Nov. 22, 2021 EUR (€)	Oct. 04, 2021 EUR (€)	Sep. 21, 2021 EUR (€)	May 12, 2021 EUR (€)	Dec. 03, 2020 EUR (€)	Oct. 22, 2020 EUR (€)	Jan. 14, 2020 EUR (€)	Feb. 08, 2019 EUR (€)	Oct. 01, 2018 USD ($)	Apr. 20, 2018 PLN (zł)	Mar. 19, 2018 EUR (€)	Feb. 08, 2018 EUR (€)	Sep. 29, 2017 EUR (€)	Jan. 31, 2022 USD ($)	Nov. 30, 2021 BRL (R$)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($) branch	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 06, 2022 EUR (€)	Apr. 25, 2022 EUR (€)	Jan. 31, 2022 CLF	Nov. 22, 2021 USD ($)	Oct. 04, 2021 GBP (£)	Sep. 11, 2021 EUR (€)	May 12, 2021 USD ($)	Dec. 03, 2020 USD ($)	Jun. 30, 2020 CLF	Apr. 30, 2020 CLF	Feb. 08, 2019 USD ($)	Apr. 30, 2017 EUR (€)	Dec. 30, 2016 USD ($)
Financial instruments
Number of subordinated issues matured | subordinated_issue	2
Notional amount																			€ 386,843	€ 392,948	€ 360,626
Subordinated liabilities
Financial instruments
Notional amount	€ 25																					€ 114
Accrued interest																			992	648	571
Increase in accrued interest																			€ 529	€ 566	€ 552
Tier 1 Contingently Convertible Preferred Securities
Financial instruments
Notional amount																							€ 750
Tier 1 Contingently Convertible Preferred Securities | Issuance by Banco Santander S.A. in September 2014
Financial instruments
Notional amount																											€ 1,500
Tier 1 Contingently Convertible Preferred Securities | Issuance by Banco Santander S.A. in 2014
Financial instruments
Notional amount																																	€ 1,500
Subordinated debentures | Issuance by Banco Santander S.A. in November 2021
Financial instruments
Notional amount		€ 1,007																							$ 1,000
Subordinated issue, term		11 years
Subordinated issue, interest rate		3.225%																							3.225%
Subordinated issue, initial interest rate term		10 years
Subordinated issue, adjustment to reference rate		1.60%																							1.60%
Subordinated issue, US government bond term		1 year
Subordinated debentures | Issuance by Banco Santander S.A. in October 2021
Financial instruments
Notional amount			€ 887																							£ 850
Subordinated issue, term			11 years
Subordinated issue, interest rate			2.25%																							2.25%
Subordinated issue, initial interest rate term			6 years
Subordinated issue, adjustment to reference rate			1.65%																							1.65%
Subordinated issue, UK government bond term			5 years
Subordinated debentures | Issuance by Banco Santander S.A. in December 2020
Financial instruments
Notional amount						€ 1,222																							$ 1,500
Subordinated issue, interest rate						2.749%																							2.749%
Subordinated issue, initial interest rate term						10 years
Subordinated debentures | Issuance by Banco Santander S.A. in October 2020
Financial instruments
Notional amount							€ 1,000
Subordinated issue, interest rate							1.625%
Subordinated issue, initial interest rate term							10 years
Subordinated debentures | Issuance by Banco Santander S.A. in February 2018
Financial instruments
Subordinated issue, interest rate													2.125%
Subordinated issue, initial interest rate term													10 years
Outstanding issue amount													€ 1,250
Subordinated debentures | Banco Santander - Chile | Issuance by Banco Santander Chile in January 2022
Financial instruments
Notional amount															$ 105									CLF 3.3
Subordinated issue, interest rate															1.25%									1.25%
Subordinated issue, initial interest rate term															6 years
Subordinated debentures | Banco Santander - Chile | Issuance by Banco Santander Chile in June 2020
Financial instruments
Notional amount																	$ 185													CLF 5.0
Subordinated issue, interest rate																	3.50%													3.50%
Subordinated issue, initial interest rate term																	15 years
Subordinated debentures | Banco Santander - Chile | Issuance by Banco Santander Chile in Avril 2020
Financial instruments
Number of subordinated debentures issued | branch																		2
Subordinated debentures | Banco Santander - Chile | Issuance by Banco Santander Chile in Avril 2020, first
Financial instruments
Notional amount																		$ 100													CLF 3.0
Subordinated issue, interest rate																		3.00%													3.00%
Subordinated issue, initial interest rate term																		14 years
Subordinated debentures | Banco Santander - Chile | Issuance by Banco Santander Chile in Avril 2020, second
Financial instruments
Notional amount																		$ 100													CLF 3.0
Subordinated issue, interest rate																		3.15%													3.15%
Subordinated issue, initial interest rate term																		19 years
Subordinated debentures | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México | Issuance by Banco Santander Mexico S.A. in December 2016
Financial instruments
Notional amount | $																																		$ 500
Percentage of perpetual subordinated notes acquired																																		88.20%
Subordinated debentures | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México | Issuance by Banco Santander Mexico S.A. in October 2018
Financial instruments
Notional amount | $										$ 1,300
Subordinated issue, interest rate										5.95%
Subordinated issue, initial interest rate term										10 years
Percentage of perpetual subordinated notes acquired										75.00%
Subordinated debentures | Santander Bank Polska | Issuance by Santander Bank Polska S.A. in April 2018
Financial instruments
Notional amount | zł											zł 1,000
Subordinated issue, initial interest rate term											10 years
Subordinated issue, adjustment to reference rate											1.60%
Subordinated liabilities, preference shares | Banco Santander, S.A., September 2021
Financial instruments
Notional amount				€ 1,000
Subordinated issue, interest rate				3.625%
Subordinated issue, initial interest rate term				8 years
Subordinated issue, adjustment to reference rate				3.76%
Subordinated issue, notional amount, placed on the market				€ 997
Subordinated issue, interest rate reprice term				5 years
Subordinated issue, mid-swap rate term				5 years
Subordinated liabilities, preference shares | Issuance by Banco Santander S.A. in May 2021
Financial instruments
Notional amount					€ 1,578
Subordinated liabilities, preference shares | Banco Santander, S.A., May 2021
Financial instruments
Notional amount					€ 828																							$ 1,000
Subordinated issue, interest rate					4.75%																							4.75%
Subordinated issue, initial interest rate term					6 years
Subordinated issue, adjustment to reference rate					3.753%																							3.753%
Subordinated issue, interest rate reprice term					5 years
Subordinated issue, UST rate term					5 years
Subordinated liabilities, preference shares | Banco Santander, S.A., May 2021
Financial instruments
Notional amount					€ 750
Subordinated issue, interest rate					4.125%																							4.125%
Subordinated issue, initial interest rate term					7 years
Subordinated issue, adjustment to reference rate					4.311%																							4.311%
Subordinated issue, interest rate reprice term					5 years
Subordinated issue, mid-swap rate term					5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., September 2021
Financial instruments
Subordinated issue, interest rate																			3.625%
Subordinated issue, initial interest rate term																			8 years
Subordinated issue, interest rate reprice term																			5 years
Subordinated issue, mid-swap rate term																			5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., May 2021
Financial instruments
Subordinated issue, interest rate																			4.75%
Subordinated issue, initial interest rate term																			6 years
Subordinated issue, interest rate reprice term																			5 years
Subordinated issue, mid-swap rate term																			5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., May 2021
Financial instruments
Subordinated issue, interest rate																			4.125%
Subordinated issue, initial interest rate term																			7 years
Subordinated issue, interest rate reprice term																			5 years
Subordinated issue, mid-swap rate term																			5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., January 2020
Financial instruments
Notional amount								€ 1,500
Subordinated issue, interest rate								4.375%											4.375%
Subordinated issue, initial interest rate term								6 years											6 years
Subordinated issue, adjustment to reference rate								4.534%
Subordinated issue, interest rate reprice term								5 years											5 years
Subordinated issue, mid-swap rate term								5 years											5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., February 2019
Financial instruments
Subordinated issue, interest rate									7.50%										7.50%													7.50%
Subordinated issue, initial interest rate term									5 years										5 years
Subordinated issue, adjustment to reference rate									4.989%																							4.989%
Subordinated issue, interest rate reprice term																			5 years
Outstanding issue amount									€ 1,056																							$ 1,200
Subordinated liabilities, preferred securities | Banco Santander, S.A., March 2018
Financial instruments
Subordinated issue, interest rate												4.75%							4.75%
Subordinated issue, initial interest rate term												7 years							7 years
Subordinated issue, adjustment to reference rate												4.10%
Outstanding issue amount												€ 1,500
Subordinated liabilities, preferred securities | Banco Santander, S.A., September 2017
Financial instruments
Notional amount														€ 1,000
Subordinated issue, interest rate														5.25%					5.25%
Subordinated issue, initial interest rate term														6 years					6 years
Subordinated issue, adjustment to reference rate														4.999%
Subordinated issue, mid-swap rate term														5 years					5 years
Subordinated Financial Bills (TIER II) | Banco Santander (Brasil) S.A. | Issuance by Banco Santander Brasil in November 2021
Financial instruments
Subordinated issue, interest rate																2.00%
Subordinated issue, initial interest rate term																10 years
Outstanding issue amount | R$																R$ 5,500